Premises and Equipment (Details) - Major Classifications of Premises and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Major Classifications of Premises and Equipment [Abstract]
Land and land improvements		$ 1,943	$ 1,943
Building and leasehold improvements		11,414	11,133
Furniture, fixtures, and equipment		4,853	4,637
Property, Plant and Equipment, Gross, Total		18,210	17,713
Less accumulated depreciation and amortization		8,438	7,733
Total	$ 9,921	$ 9,772	$ 9,980